Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	MYOS RENS Technology Inc
Entity Central Index Key	0001402479
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false